UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-10575

                 ALLIANCE CALIFORNIA MUNICIPAL INCOME FUND, INC.
               (Exact name of registrant as specified in charter)

              1345 Avenue of the Americas, New York, New York 10105
               (Address of principal executive offices) (Zip code)

                                 Mark R. Manley
                        Alliance Capital Management L.P.
                           1345 Avenue of the Americas
                            New York, New York 10105
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 221-5672

                    Date of fiscal year end: October 31, 2005

                   Date of reporting period: January 31, 2005

ITEM 1.       SCHEDULE OF INVESTMENTS.


ALLIANCE CALIFORNIA MUNICIPAL INCOME FUND
PORTFOLIO OF INVESTMENTS
January 31, 2005  (unaudited)

                                                                Principal
                                                                   Amount
                                                                    (000)                           Value
-------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS-159.2%

Long-Term Municipal Bonds-153.6%
Arizona-3.8%
  Arizona Hlth Fac Hosp Rev
  (Phoenix Childrens Hosp) Ser 02A
  6.00%, 2/15/32                                                  $ 5,000                      $   5,086,200
                                                                                               -------------
California-139.3%
  Assoc Bay Area Gov MFHR
  (Bijou Woods Apts) FNMA Ser 01A AMT
  5.30%, 12/01/31                                                   2,735                          2,810,595
  Bellflower Redev Agy MFHR
  (Bellflower Terrace) FNMA Ser 02A AMT
  5.50%, 6/01/35                                                    3,000                          3,160,830
  California CFD
  (YMCA Metro LA Proj) AMBAC Ser 01
  5.25%, 2/01/32                                                    6,295                          6,735,146
  California Ed Facs Auth Rev
  (Lutheran University) Ser 04C
  5.00%, 10/01/24                                                   1,250                          1,292,513
  California GO
  Ser 02
  5.25%, 4/01/30                                                   10,000                         10,548,100
  Ser 03
  5.25%, 2/01/24                                                    2,000                          2,157,620
  Ser 04
  5.00%, 2/01/33                                                    3,500                          3,606,050
  5.30%, 4/01/29                                                    1,000                          1,065,640
  California GO
  Veterans Housing FSA Ser 01
  5.60%, 12/01/32                                                   1,205                          1,222,991
  Veterans Housing MBIA Ser 01BZ AMT
  5.375%, 12/01/24                                                  4,000                          4,057,400
  California Hgr Ed Fac
  (Univ of The Pacific) Ser 02
  5.375%, 11/01/32                                                  4,035                          4,271,814
  California Hlth Fac
  (Sutter Health) Ser 00A
  6.25%, 8/15/35                                                    5,000                          5,689,600
  California Hlth Fac Hosp Rev
  (Lucile Salter Packard Hosp) AMBAC Ser 03C
  5.00%, 8/15/22                                                    3,295                          3,521,366
  California Hlth Fac Rev
  (Cottage Health Sys) MBIA Ser 03B
  5.00%, 11/01/23                                                   2,770                          2,951,490
  California State Dept of Wtr
  Ser 02A
  5.375%, 5/01/22                                                   4,000                          4,354,280
  California Statewide Ed Fac
  (Bentley School) Ser 01
  6.75%, 7/01/32                                                    2,500                          2,655,025
  California Statewide Hosp Rev
  (Kaiser Permanente) Ser 02
  5.50%, 11/01/32                                                   4,000                          4,218,680

  Cucamonga Sch Dist
  Ser 02
  5.125%, 6/01/23                                                     820                            847,896
  Fontana Pub Fin Auth
  AMBAC (No Fontana Redev Proj) Ser 03A
  5.50%, 9/01/32 (a)(b)                                             4,800                          5,246,736
  Fontana Spec Tax
  (Cmnty Facs Dist No 22-Sierra Hills) Ser 04
  5.85%, 9/01/25                                                    2,000                          2,011,540
  Golden State
  Tobacco Settlement Bonds XLCA Ser 03B
  5.50%, 6/01/33                                                    5,000                          5,493,050
  Huntington Park Pub Fin Auth Rev
  FSA Ser 04A
  5.25%, 9/01/17                                                    1,000                          1,142,460
  La Quinta Fin Auth Loc Agy Rev
  AMBAC Ser 04A
  5.25%, 9/01/24                                                    3,000                          3,300,870
  Lincoln Spec Tax
  (Cmnty Facs Dist No 2003-1) Ser 04
  5.90%, 9/01/24                                                      500                            508,230
  Los Angeles Cmnty Redev Agy
  Ser 04L
  5.00%, 3/01/18                                                    1,000                          1,023,310
  Los Angeles Cnty Metro Tran Auth
  FGIC Ser 00A
  5.25%, 7/01/30                                                    4,700                          5,067,681
  Los Angeles Dept of Wtr & Pwr
  Elec Rev FGIC Ser 01A
  5.125%, 7/01/41                                                  10,000                         10,429,200
  Los Angeles Spec Tax
  (Grand Central Square) AMBAC Ser 02 AMT
  5.375%, 12/01/26                                                  6,635                          6,668,440
  Los Angeles Uni Sch Dist
  MBIA Ser 02E
  5.125%, 1/01/27                                                  10,000                         10,668,800
  Mount San Antonio Cmnty College
  MBIA Ser 04B
  5.25%, 8/01/24                                                    1,510                          1,660,396
  Murrieta Valley Uni Sch Dist CFD
  (Rancho Mira Mosa) Ser 02
  6.375%, 9/01/32                                                   1,000                          1,062,760
  Murrieta Valley Uni Sch Dist CFD
  Ser 02 ETM
  6.375%, 9/01/32                                                     985                          1,046,484
  Napa MFHR
  (Vintage at Napa Apts) FNMA Ser 01A AMT
  5.20%, 6/15/34                                                    4,500                          4,758,525
  Orange Cnty
  (San Joaquin Hills Transp) MBIA Ser 97
  5.25%, 1/15/30                                                    5,000                          5,348,350
  Palo Alto Assess Dist
  (University Ave Area Off Street Parking) Ser 02A
  5.875%, 9/02/30                                                   8,020                          8,183,207
  Pomona COP
  AMBAC Ser 03
  5.50%, 6/01/34                                                    1,640                          1,802,524
  Port of Oakland
  FGIC Series 02L AMT
  5.375%, 11/01/27                                                  5,000                          5,377,800
  Riverside Cnty Pub Fin Auth Tax Alloc Rev
  (Redev Proj) XLCA Ser 04
  5.00%, 10/01/23                                                     395                            419,862
  5.00%, 10/01/24                                                   2,465                          2,608,093

  Salinas Valley Sld Waste
  (Transfer Station) AMBAC Ser 02 AMT
  5.25%, 8/01/31                                                    3,930                          4,103,038
  San Diego Uni Port Dist Rev
  MBIA Ser 04B
  5.00%, 9/01/24                                                    1,030                          1,101,946
  San Diego Uni Sch Dist
  (Election 1998) MBIA Ser 04E-1
  5.00%, 7/01/23 - 7/01/24                                          2,000                          2,166,480
  San Francisco City & Cnty Arpt Rev
  (Int'l Arpt) FGIC Ser 03
  5.125%, 5/01/19                                                   1,000                          1,098,170
  San Francisco City & Cnty Arpt Rev
  (Int'l Arpt) MBIA Ser 02-28A AMT
  5.125%, 5/01/32                                                   2,500                          2,593,950
  San Francisco City & Cnty Lease Rev
  (San Bruno Jail #3) AMBAC Ser 00
  5.25%, 10/01/33                                                   5,000                          5,388,950
  San Ramon Valley Uni Sch Dist
  (Election 2002) FSA Ser 04
  5.00%, 8/01/24                                                    1,425                          1,523,867
  Sequoia Uni Sch Dist
  FSA Ser 02
  5.125%, 7/01/31                                                   1,770                          1,878,501
  Temecula Redev Agy
  MBIA Ser 02
  5.25%, 8/01/36                                                    6,270                          6,747,272
  Torrance COP
  (Ref & Pub Impt Proj) AMBAC Ser 04A
  5.00%, 6/01/24                                                    2,275                          2,421,374
  Torrance COP
  (Ref & Pub Impt Proj) AMBAC Ser 05B TBD
  5.00%, 6/01/24                                                      665                            707,786
  Yorba Linda
  (Black Gold Golf Course Proj Rev) Ser 00
  7.50%, 10/01/30                                                   4,500                          5,283,945
                                                                                               -------------
                                                                                                 184,010,633
                                                                                               -------------
Ohio-0.4%
  Port Auth of Columbiana Cnty SWR
  (Apex Environmental Llc) Ser 04A AMT
  7.125%, 8/01/25                                                     500                            505,400
                                                                                               -------------
Puerto Rico-10.1%
  Puerto Rico Elec Pwr Auth Rev
  XLCA Ser 02-2
  5.25%, 7/01/31                                                    6,000                          6,449,460
  Puerto Rico Hwy & Trans Auth
  Ser 02D
  5.375%, 7/01/36                                                   6,450                          6,839,580
                                                                                               -------------
                                                                                                  13,289,040
                                                                                               -------------
  Total Long-Term Municipal Bonds
  (cost $191,022,499)                                                                            202,891,273
                                                                                               -------------
Short Term Municipal Notes (c)-5.6%
California-5.6%
  California Hlth Fac Hosp Rev
  (Adventist Hlth Sys) Ser 02A
  1.87%, 9/01/25                                                    4,200                          4,200,000
  Los Angeles Dept of Wtr & Pwr
  Ser 01B-6
  1.87%, 7/01/34                                                    3,200                          3,200,000
                                                                                               -------------
  Total Short Term Municipal Notes
  (cost $7,400,000)                                                                                7,400,000
                                                                                               -------------
  Total Investments-159.2%
  (cost $198,422,499)                                                                            210,291,273
  Other assets less liabilities-2.1%                                                               2,822,045
  Preferred Stock, at redemption value --(61.3%)                                                 (81,000,000)
                                                                                               -------------
  Net Assets Applicable to Common Shareholders - 100%(d)                                       $ 132,113,318
                                                                                               -------------

INTEREST RATE SWAP TRANSACTIONS

                                                                            Rate Type
                                                                ------------------------------------
                             Notional                              Payments             Payments                Unrealized
                              Amount        Termination           made by the        received by the          Appreciation/
     Swap Counterparty        (000)            Date               Portfolio            Portfolio              (Depreciation)
-----------------------------------------------------------------------------------------------------------------------------
       Goldman Sachs         $10,900         02/03/06              76.48% of              BMA*                  $ (11,767)
                                                                 1 Month LIBOR+

       Merrill Lynch          10,900         02/03/06                 BMA*              85.10% of                  50,221
                                                                                     1 Month LIBOR+

* BMA (Bond Market Association)
+ LIBOR (London Interbank Offered Rate)


FINANCIAL FUTURES CONTRACTS SOLD

                                                                                          Value at
                           Number of          Expiration          Original               January 31,             Unrealized
       Type                Contracts            Month              Value                     2005               Depreciation
-----------------------------------------------------------------------------------------------------------------------------
   U.S. T-Note
   10 Yr Future               38              March 2005        $4,211,029                $4,266,093           $  (55,064)

    Swap 10 Yr
      Future                  31              March 2005         3,389,782                 3,457,469              (67,687)
                                                                                                               -----------
                                                                                                               $ (122,751)
                                                                                                               ===========

(a) Position, or portion thereof, with a market value of $213,149 has been segregated to collateralize margin requirements for open futures contracts.
(b) Represents entire or partial position as collateral for interest rate swaps.
(c) Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.
(d) Portfolio percentages are calculated based on net assets applicable to common shareholders.

      Glossary of Terms:
      AMBAC - American Municipal Bond Assurance Corporation
      AMT   - Alternative Minimum Tax- (subject to)
      CFD   - Community Facilities District
      COP   - Certificate of Participation
      ETM   - Escrow to Maturity
      FGIC  - Financial Guaranty Insurance Company
      FNMA  - Federal National Mortgage Association
      FSA   - Financial Security Assurance, Inc.
      GO    - General Obligation
      MBIA  - Municipal Bond Investors Assurance
      MFHR  - Multi-Family Housing Revenue
      SWR   - Solid Waste Revenue
      TBD   - To Be Determined
      XLCA  - XL Capital Assurance

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3.       EXHIBITS.

The following exhibits are attached to this Form N-Q:

         EXHIBIT NO.       DESCRIPTION OF EXHIBIT

         11 (a) (1)        Certification of Principal Executive Officer Pursuant
                           to Section 302 of the Sarbanes-Oxley Act of 2002

         11 (a) (2)        Certification of Principal Financial Officer Pursuant
                           to Section 302 of the Sarbanes-Oxley Act of 2002

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Alliance California Municipal Income Fund, Inc.

By:      /s/ Marc O. Mayer
         -----------------
         Marc O. Mayer
         President

Date:    March 31, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ Marc O. Mayer
         -----------------
         Marc O. Mayer
         President

Date:    March 31, 2005

By:      /s/ Mark D. Gersten
         -------------------
         Mark D. Gersten
         Treasurer and Chief Financial Officer

Date:    March 31, 2005